Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2017
Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Investments in associates and joint ventures

Notes on the Accounts continued

11 Investments in associates and joint ventures

	2017 £m	2016 £m

1 January	9,507	6,938

Total comprehensive income (note 5)	23,316	3,662

Dividends	(688)	(1,024)

Share buy-backs	–	(24)

Additions	13	–

Reclassification of Reynolds American Inc. (RAI)	(30,521)	–

Other equity movements	(50)	(45)

31 December	1,577	9,507

Non-current assets	1,127	17,831

Current assets	1,019	2,439

Non-current liabilities	(67)	(8,552)

Current liabilities	(502)	(2,211)

	1,577	9,507

Reynolds American Inc. (In 2016, the Group's share of the market value was £27,275 million)	–	8,051

ITC Ltd. (Group's share of the market value is £11,036 million (2016: £10,430 million))	1,527	1,394

Other listed associates (Group's share of the market value is £184 million (2016: £142 million))	18	17

Unlisted associates	32	45

	1,577	9,507

On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI the Group did not already own. As at this date RAI ceased to be reported as an associate and has become a fully owned subsidiary. Accordingly, as at that date, RAI has been consolidated in accordance with IFRS 10 Consolidated Financial Statements.  Included in the £30,521 million is the gain arising on the deemed disposal of RAI of £23,288 million. This gain includes amounts restated in accordance with IAS 21 The Effects of Changes in Foreign Exchange Rates (see note 19).

Prior to 25 July 2017, the Group accounted for RAI as an associate, having concluded that it did not have de facto control of RAI because of the operation of the governance agreement between the Group and RAI which ensured that the Group did not have the practical ability to direct relevant activities of RAI.

11 Investments in associates and joint ventures continued

During 2016, the Group entered into an agreement with Tisak’s parent Agrokor d.d. (Agrokor) to convert certain outstanding trading balances into long term loans and an additional shareholding in Tisak.  As part of the agreement, Agrokor has the right to reacquire the additional shareholding in Tisak. As a consequence of this, while the Group has legal ownership of the additional shareholding, it does not consider the shares to provide any additional equity interest and continues to account for 26% of the equity of Tisak.  In 2017, due to the financial difficulties of Agrokor and Tisak, the Group has recognised the legal ownership of Tisak and subsequently impaired this investment.  This resulted in a charge of £27 million to the income statement that has been reported as an adjusting item in note 5.

Included within the dividends amount of £688 million (2016: £1,024 million) are £477 million (2016: £773 million) attributable to dividends declared by RAI and £204 million (2016: £245 million) attributable to dividends declared by ITC.

The principal associate undertaking of the Group is ITC Ltd. (ITC) as shown under associates undertakings and joint ventures.

ITC Ltd.

ITC is an Indian conglomerate based in Kolkata and maintains a presence in cigarettes, hotels, paper and packaging, agri-business and other fast-moving goods (e.g. confectionery, IT, branded apparel, personal care, greetings cards and safety matches). BAT’s interest in ITC is 29.71%.

ITC prepares accounts on a quarterly basis with a 31 March year end. As permitted by IAS 28, results up to 30 September 2017 have been used in applying the equity method. This is driven by the availability of information at the half year, to be consistent with the treatment in the Group’s interim accounts. Any further information available after the date used for reporting purposes is reviewed and any material items adjusted for in the final results. The latest published information available is at 31 December 2017.

	2017 £m	2016 £m

Non-current assets	3,738	3,730

Current assets	3,089	2,834

Non-current liabilities	(240)	(258)

Current liabilities	(1,446)	(1,643)

	5,141	4,663

Group's share of ITC Ltd. (2017: 29.71%; 2016: 29.89%)	1,527	1,394

Reynolds American Inc.

2016 £m

Non-current assets	34,046

Current assets	3,480

Non-current liabilities	(20,089)

Current liabilities	(3,845)

13,592

Group's share of Reynolds American Inc. (42.2%)	5,733

Goodwill	2,318

Total Group's share of Reynolds American Inc.	8,051

1	BAT Annual Report and Form 20-F 2017